Note 19 - Trade and Other Payables - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade payables	$ 23,984	$ 26,420
Trade related accruals	12,314	9,351
Payroll and related benefits	19,059	11,255
Environmental duty	1,483	1,536
Other accrued liabilities	2,283	1,621
	$ 59,123	$ 50,183